COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments		$ 60,979	$ 44,421
Inventory purchase commitments, sole or limited suppliers		32,509	28,183
Amount of claim, including interest, penalties and legal fees		7,043
Principal Amount of Claim		774
Aggregate amount of guarantees		82,720
Restricted cash collateral		388
GTH Peru [Member]
Guarantor Obligations [Line Items]
Arbitration award amount	$ 14,000	$ 3,213
Period of occurrence		2015-2019
Aggregate amount		$ 15,000
PERU
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		80,025
Aggregate amount					$ 154,000
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses		$ 7,395	8,966	$ 10,374
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects		100.00%
Income from IIA grants		$ 418	$ 1,687	$ 1,351
Accrued royalties		$ 1,468
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)		3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)		5.00%
BIRD [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)		5.00%
Percentage of amount funded for research and development projects		150.00%
Accrued royalties		$ 378